Investment Risks	Jun. 30, 2026
Palmer Square Credit Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Palmer Square Credit Opportunities ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Palmer Square Credit Opportunities ETF | Collateralized Loan Obligations (“CLO”) Risk [Member]
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•        Collateralized Loan Obligations (“CLO”) Risk.    CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. The underlying loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior debt tranche has the best credit quality and the lowest yield compared to the other tranches. More junior debt tranches are subordinated to senior tranches and carry higher credit risk but pay higher yields. The equity tranche has the highest potential yield but also has the greatest risk, as it bears the bulk of defaults from the underlying loans and helps to protect the more senior tranches from risk of these defaults. The Fund is also subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks because of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited.

Palmer Square Credit Opportunities ETF | Market Risk [Member]
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•        Market Risk.     The market price of a security or other instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, such as changes in economic conditions, investor sentiment, market liquidity, interest rates, credit conditions, currency exchange rates or expectations regarding corporate earnings. The market value of a security or instrument also may decline because of factors affecting a particular issuer, industry or sector, including increased costs, competitive pressures, labor shortages, regulatory developments or reduced demand for goods and services. Market conditions may cause the value of the Fund’s investments to fluctuate significantly and may adversely affect the Fund’s performance. The increasing use of artificial intelligence and other emerging technologies may create competitive advantages for some issuers while adversely affecting others. Companies that are unable to adapt to technological change or successfully implement new technologies may experience reduced revenues, increased costs, operational disruptions or competitive disadvantages that could negatively affect the value of the Fund’s investments.

Palmer Square Credit Opportunities ETF | Interest Rate Risk [Member]
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•        Interest Rate Risk.    Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a fixed rate bond or loan, the more sensitive it is to this risk. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Falling interest rates also create the potential for a decline in the Fund’s income.

Palmer Square Credit Opportunities ETF | Liquidity Risk [Member]
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•        Liquidity Risk.    The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Palmer Square Credit Opportunities ETF | Valuation Risk [Member]
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•        Valuation Risk.    The sales price the Fund could receive for a portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Advisor using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Advisor had not fair-valued the security or had used a different valuation methodology.

Palmer Square Credit Opportunities ETF | Fixed Income Securities Risk [Member]
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•        Fixed Income Securities Risk.    The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Palmer Square Credit Opportunities ETF | Credit Risk [Member]
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•        Credit Risk.    If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Palmer Square Credit Opportunities ETF | Extension Risk [Member]
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•        Extension Risk.    If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Palmer Square Credit Opportunities ETF | High Yield (“Junk”) Bond Risk [Member]
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•        High Yield (“Junk”) Bond Risk.    High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Palmer Square Credit Opportunities ETF | Bank Loan Risk [Member]
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•        Bank Loan Risk.    The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the Fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. Bank loans may be subject to extended settlement periods of more than 7 days, which may impair the Fund’s ability to sell or realize full value of such loans in a compressed period to satisfy redemption requests. In addition, bank loans may not be considered securities under U.S. federal securities laws and, as a result, investments in them may not have the protection of the anti-fraud provisions of the federal securities laws.

Palmer Square Credit Opportunities ETF | Privately-Issued Securities Risk [Member]
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•        Privately-Issued Securities Risk.    CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held.

Palmer Square Credit Opportunities ETF | Senior Loan Risk [Member]
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•        Senior Loan Risk.    The Fund may invest in floating or adjustable-rate senior loans. These investments are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

Palmer Square Credit Opportunities ETF | Floating Rate Obligations Risk [Member]
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•        Floating Rate Obligations Risk.    Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates, such as the Secured Overnight Financing Rate (“SOFR”), may not accurately track market interest rates.

Palmer Square Credit Opportunities ETF | “Covenant-Lite” Loans Risk [Member]
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•        “Covenant-Lite” Loans Risk.    The Fund may invest in “covenant-lite” loans, which means the loans contain fewer or no maintenance covenants than other loans and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Therefore, these loans may be riskier than other loans with more enhanced covenants.

Palmer Square Credit Opportunities ETF | Mortgage-Backed and Asset-Backed Securities Risk [Member]
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•        Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Palmer Square Credit Opportunities ETF | Derivatives Risk [Member]
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•        Derivatives Risk.    Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives trading is subject to additional risks, such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. Moreover, although the value of a derivative instrument is based on an underlying reference asset or index, a derivative instrument typically does not carry the same rights as would be the case if the Fund invested directly in an underlying reference asset.

Palmer Square Credit Opportunities ETF | Non-US Issuer Risk [Member]
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•        Non-US Issuer Risk.    Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically or due to foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States and may be subject to different accounting and regulatory standards.

Palmer Square Credit Opportunities ETF | Government-Sponsored Entities Risk [Member]
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•        Government-Sponsored Entities Risk.    The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Palmer Square Credit Opportunities ETF | Subordinated Securities Risk [Member]
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•        Subordinated Securities Risk.    The Fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade, or perceived decline in creditworthiness.

Palmer Square Credit Opportunities ETF | Reference Rate and Benchmark Risk [Member]
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•        Reference Rate and Benchmark Risk.    The Fund may invest in securities that pay interest based on SOFR or other benchmark or reference rates. Changes in the availability, liquidity, methodology, administration or regulation of a reference rate may adversely affect the value, liquidity or return of the Fund’s investments. In addition, reference rates may not perform in the same manner as historical benchmark rates, including LIBOR, and may not accurately track broader market interest rates. Differences between reference rates and other market interest rates may result in basis risk and adversely affect the performance of the Fund’s investments.

Palmer Square Credit Opportunities ETF | Management and Strategy Risk [Member]
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•        Management and Strategy Risk.    The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value, or market trends affecting a particular security, industry, sector, or region, which may prove to be incorrect.

Palmer Square Credit Opportunities ETF | CLO Manager Risk [Member]
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•        CLO Manager Risk.    CLOs are managed by investment advisers independent of the Advisor. CLO managers are responsible for selecting, managing and replacing the underlying loans within a CLO. As such, each CLO is subject to the risk of poor selections by its CLO manager. Adverse security selection by a CLO manager may cause a CLO to experience difficulty in making its stipulated distribution payments to investors because of the poor performance of the underlying bank loans: (i) entering into bankruptcy proceedings; and/or (ii) are in default as to the repayment of their loan balances. Generally, CLO managers mitigate these risks by maintaining a pool of underlying bank loans in excess of the minimum necessary to finance a CLO’s stipulated distribution payments. In addition, CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

Palmer Square Credit Opportunities ETF | Lower-Rated CLO Risk [Member]
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•        Lower-Rated CLO Risk.    The Fund may invest in CLO debt tranches originally rated A, BBB or BB, which are generally subordinated to more senior CLO debt tranches and therefore are subject to greater credit, liquidity, valuation and market risks. Lower-rated CLO tranches are more vulnerable to losses resulting from defaults, downgrades or other adverse developments affecting the underlying loan collateral. Deterioration in collateral performance, failure of CLO coverage tests, increased loan defaults, reduced recoveries or changes in market perceptions regarding credit quality may have a disproportionately adverse effect on lower-rated CLO tranches. In addition, lower-rated CLO tranches may experience greater price volatility, may be less liquid and may be more sensitive to economic downturns and adverse credit market conditions than higher-rated CLO tranches. CLO securities held by the Fund may also be downgraded by one or more rating agencies, which could adversely affect their market value, liquidity and the Fund’s performance.

Palmer Square Credit Opportunities ETF | Prepayment or Call Risk [Member]
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•        Prepayment or Call Risk.    Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Palmer Square Credit Opportunities ETF | Market Events, Geopolitical Developments and Government Actions Risk [Member]
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•        Market Events, Geopolitical Developments and Government Actions Risk.    Market volatility may occur in response to economic, political, geopolitical and other events, including armed conflicts, sanctions, trade disputes, tariffs, cyberattacks, terrorist activities and disruptions to energy and commodity markets. Governmental and central bank responses to such events may not achieve their intended objectives and may have unintended consequences. These events and related policy actions may adversely affect financial markets and the value, liquidity and performance of the Fund’s investments.

Palmer Square Credit Opportunities ETF | Cybersecurity Risk [Member]
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•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Palmer Square Credit Opportunities ETF | Portfolio Turnover Risk [Member]
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•        Portfolio Turnover Risk.    Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Palmer Square Credit Opportunities ETF | Non-Diversification Risk [Member]
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•        Non-Diversification Risk.    The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Palmer Square Credit Opportunities ETF | Counterparty Risk [Member]
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•        Counterparty Risk.    Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in a significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Palmer Square Credit Opportunities ETF | Cash Transaction Risk [Member]
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•        Cash Transaction Risk.    The Fund intends to effect Creation Unit transactions primarily for cash, rather than in-kind securities, because of the nature of the Fund’s investments. Cash purchases may cause the Fund to incur portfolio transaction fees or charges or delays in investing the cash that it would otherwise not incur if a purchase was made on an in-kind basis. Because the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds and thereby may recognize a capital gain on such sales, Creation Unit redemption on a cash basis may be less tax efficient for the Fund compared to an in-kind redemption. In addition, Creation Unit redemptions for cash may cause the Fund to incur portfolio transaction fees or charges it would not otherwise incur with an in-kind redemption, to the extent such fees or charges are not offset by the redemption transaction fee paid by Authorized Participants (“APs”). Cash creations and redemptions may increase transaction costs borne by the Fund and may adversely affect the Fund’s performance. To the extent that these costs are borne by Authorized Participants or other market participants, they also may be reflected in the bid-ask spread for the Fund’s Shares.

Palmer Square Credit Opportunities ETF | Exchange Listing and Trading Risk [Member]
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•        Exchange Listing and Trading Risk.    Although Fund shares are listed for trading on the NYSE Arca Exchange (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.

Palmer Square Credit Opportunities ETF | Fluctuation of NAV and Market Price Risk [Member]
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•        Fluctuation of NAV and Market Price Risk.    The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in shares of the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly, resulting in Fund shares trading at a substantial discount to NAV. Flash crashes may cause APs and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods, which may result in an increase in the variance between market prices of the Fund’s shares and the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing or fixing settlement times, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund’s NAV when the Exchange re-opens. The Fund’s bid-ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities. As a result of these factors, shareholders could receive less than NAV or receive more than NAV when they sell shares and could pay more or less than NAV when they buy shares.

Palmer Square Credit Opportunities ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
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•        Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.    The Fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. In addition, there may be a limited number of market makers and/or liquidity providers. To the extent that (i) APs exit the business or are unable to process creation and/or redemption orders, and no other AP can step forward to create and redeem in either of these cases, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform those functions, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.

Palmer Square CLO Senior Debt ETF | Risk Lose Money [Member]
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Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Palmer Square CLO Senior Debt ETF | Risk Nondiversified Status [Member]
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Risk [Text Block]	Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Palmer Square CLO Senior Debt ETF | Collateralized Loan Obligations (“CLO”) Risk [Member]
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•        Collateralized Loan Obligations (“CLO”) Risk.    CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. The loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior debt tranche has the best credit quality and the lowest yield compared to the other tranches. More junior debt tranches are subordinated to senior tranches and carry higher credit risk but pay higher yields. The equity tranche has the highest potential yield but also has the greatest risk, as it bears the bulk of defaults from the underlying loans and helps to protect the more senior tranches from risk of these defaults. The Fund is also subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks because of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited.

Palmer Square CLO Senior Debt ETF | Passive Investment Risk [Member]
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•        Passive Investment Risk.    The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. Because the Fund uses a representative sampling strategy, there is a risk that the securities selected for the Fund will not, in the aggregate, provide investment performance matching that of the Index.

Palmer Square CLO Senior Debt ETF | Index-Related Conflicts of Interest Risk [Member]
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•        Index-Related Conflicts of Interest Risk.    The Advisor sponsors and is responsible for constructing the Index. Because the Advisor serves as both the Fund’s investment advisor and the sponsor of the Index, potential conflicts of interest may arise in connection with the design, maintenance and administration of the Index, including changes to the Index methodology and the selection or removal of Index constituents.

Palmer Square CLO Senior Debt ETF | Tracking Error Risk [Member]
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•        Tracking Error Risk.    The Fund is subject to tracking error, which is the risk of divergence between the Fund’s performance and that of the Index. The Fund is subject to operating expenses and portfolio transaction costs not applicable to the Index and may incur costs to comply with legal and regulatory requirements not applicable to the Index including requirements to maintain pass-through tax treatment. Differences may also occur due to valuation differences, acceptance of custom baskets, corporate actions, timing of dividends and other operational differences. In addition, because of the practical difficulties and expense of purchasing all securities in the Index, the Fund does not purchase all securities in the Index and may hold securities that are not contained in the Index which may increase tracking error. The Fund may experience greater tracking error than ETFs that track other asset classes.

Palmer Square CLO Senior Debt ETF | Sampling Risk [Member]
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•        Sampling Risk.    The Fund’s use of a representative sampling methodology may result in it holding a smaller number of securities than the Index. As a result, any adverse developments with respect to an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all the securities in the Index. The representative sampling methodology may result in greater tracking error than a fund that uses a replication strategy, which seeks to hold all securities in the Index.

Palmer Square CLO Senior Debt ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Market Risk.    The market price of a security or other instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, such as changes in economic conditions, investor sentiment, market liquidity, interest rates, credit conditions, currency exchange rates or expectations regarding corporate earnings. The market value of a security or instrument also may decline because of factors affecting a particular issuer, industry or sector, including increased costs, competitive pressures, labor shortages, regulatory developments or reduced demand for goods and services. Market conditions may cause the value of the Fund’s investments to fluctuate significantly and may adversely affect the Fund’s performance. The increasing use of artificial intelligence and other emerging technologies may create competitive advantages for some issuers while adversely affecting others. Companies that are unable to adapt to technological change or successfully implement new technologies may experience reduced revenues, increased costs, operational disruptions or competitive disadvantages that could negatively affect the value of the Fund’s investments.

Palmer Square CLO Senior Debt ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Liquidity Risk.    The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Palmer Square CLO Senior Debt ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Valuation Risk.    The sales price the Fund could receive for any portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Advisor using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Advisor had not fair-valued the security or had used a different valuation methodology.

Palmer Square CLO Senior Debt ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Credit Risk.    If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Palmer Square CLO Senior Debt ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Extension Risk.    If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Palmer Square CLO Senior Debt ETF | Bank Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Bank Loan Risk.    The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the Fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. Bank loans may be subject to extended settlement periods of more than 7 days, which may impair the Fund’s ability to sell or realize full value of such loans in a compressed period to satisfy redemption requests. In addition, bank loans may not be considered securities under U.S. federal securities laws and, as a result, investments in them may not have the protection of the anti-fraud provisions of the federal securities laws.

Palmer Square CLO Senior Debt ETF | Privately-Issued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Privately-Issued Securities Risk.    CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held.

Palmer Square CLO Senior Debt ETF | Senior Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Senior Loan Risk.    The Fund may invest in floating or adjustable-rate senior loans. These investments are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

Palmer Square CLO Senior Debt ETF | Floating Rate Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Floating Rate Obligations Risk.    Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates, such as the Secured Overnight Financing Rate (“SOFR”), may not accurately track market interest rates.

Palmer Square CLO Senior Debt ETF | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Palmer Square CLO Senior Debt ETF | Non-US Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Non-US Issuer Risk.    Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically or due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States and may be subject to different accounting and regulatory standards.

Palmer Square CLO Senior Debt ETF | Reference Rate and Benchmark Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Reference Rate and Benchmark Risk.    The Fund may invest in securities that pay interest based on SOFR or other benchmark or reference rates. Changes in the availability, liquidity, methodology, administration or regulation of a reference rate may adversely affect the value, liquidity or return of the Fund’s investments. In addition, reference rates may not perform in the same manner as historical benchmark rates, including LIBOR, and may not accurately track broader market interest rates. Differences between reference rates and other market interest rates may result in basis risk and adversely affect the performance of the Fund’s investments.

Palmer Square CLO Senior Debt ETF | CLO Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        CLO Manager Risk.    CLOs are managed by investment advisers independent of the Advisor. CLO managers are responsible for selecting, managing and replacing the underlying loans within a CLO. As such, each CLO is subject to the risk of poor selections by its CLO manager. Adverse security selection by a CLO manager may cause a CLO to experience difficulty in making its stipulated distribution payments to investors because of the poor performance of the underlying bank loans: (i) entering into bankruptcy proceedings; and/or (ii) are in default as to the repayment of their loan balances. Generally, CLO managers mitigate these risks by maintaining a pool of underlying bank loans in excess of the minimum necessary to finance a CLO’s stipulated distribution payments. In addition, CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

Palmer Square CLO Senior Debt ETF | Prepayment or Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Prepayment or Call Risk.    Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Palmer Square CLO Senior Debt ETF | Market Events, Geopolitical Developments and Government Actions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Market Events, Geopolitical Developments and Government Actions Risk.    Market volatility may occur in response to economic, political, geopolitical and other events, including armed conflicts, sanctions, trade disputes, tariffs, cyberattacks, terrorist activities and disruptions to energy and commodity markets. Governmental and central bank responses to such events may not achieve their intended objectives and may have unintended consequences. These events and related policy actions may adversely affect financial markets and the value, liquidity and performance of the Fund’s investments.

Palmer Square CLO Senior Debt ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Palmer Square CLO Senior Debt ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Portfolio Turnover Risk.    Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Palmer Square CLO Senior Debt ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Non-Diversification Risk.    The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Palmer Square CLO Senior Debt ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Counterparty Risk.    Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in a significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Palmer Square CLO Senior Debt ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Cash Transaction Risk.    The Fund intends to effect Creation Unit transactions primarily for cash, rather than in-kind securities, because of the nature of the Fund’s investments. Cash purchases may cause the Fund to incur portfolio transaction fees or charges or delays in investing the cash that it would otherwise not incur if a purchase was made on an in-kind basis. Because the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds and thereby may recognize a capital gain on such sales, Creation Unit redemption on a cash basis may be less tax efficient for the Fund compared to an in-kind redemption. In addition, Creation Unit redemptions for cash may cause the Fund to incur portfolio transaction fees or charges it would not otherwise incur with an in-kind redemption, to the extent such fees or charges are not offset by the redemption transaction fee paid by Authorized Participants (“APs”). Cash creations and redemptions may increase transaction costs borne by the Fund and may adversely affect the Fund’s performance. To the extent that these costs are borne by Authorized Participants or other market participants, they also may be reflected in the bid-ask spread for the Fund’s Shares.

Palmer Square CLO Senior Debt ETF | Exchange Listing and Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Exchange Listing and Trading Risk.    Although Fund shares are listed for trading on the NYSE Arca Exchange (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV. Trading in

Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.

Palmer Square CLO Senior Debt ETF | Fluctuation of NAV and Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Fluctuation of NAV and Market Price Risk.    The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in shares of the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly, resulting in Fund shares trading at a substantial discount to NAV. Flash crashes may cause APs and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods, which may result in an increase in the variance between market prices of the Fund’s shares and the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing or fixing settlement times, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund’s NAV when the Exchange re-opens. The Fund’s bid-ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities. As a result of these factors, shareholders could receive less than NAV or receive more than NAV when they sell shares and could pay more or less than NAV when they buy shares.

Palmer Square CLO Senior Debt ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.    The Fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. In addition, there may be a limited number of market makers and/or liquidity providers. To the extent that (i) APs exit the business or are unable to process creation and/or redemption orders, and no other AP can step forward to create and redeem in either of these cases, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform those functions, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.

Palmer Square CLO Debt ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing, and you could lose money by investing in the Fund.
Palmer Square CLO Debt ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Non-Diversification Risk.    The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Palmer Square CLO Debt ETF | Collateralized Loan Obligations (“CLO”) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Collateralized Loan Obligations (“CLO”) Risk.    CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. The underlying loans generate cash flow that is allocated among one or more classes of securities (“tranches”) that vary in risk and yield. The most senior tranche has the best credit quality and the lowest yield compared to the other tranches. More junior debt tranches are subordinated to senior tranches and carry higher credit risk but pay higher yields. The equity tranche has the highest potential yield but also has the greatest risk, as it bears the bulk of defaults from the underlying loans and helps to protect the more senior tranches from risk of these defaults. The Fund is also subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited.

Palmer Square CLO Debt ETF | Passive Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Passive Investment Risk.    The Fund invests in the securities included in, or representative of, the Index regardless of their investment merit. The Fund does not attempt to outperform the Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to the Index. Because the Fund uses a representative sampling strategy, there is a risk that the securities selected for the Fund will not, in the aggregate, provide investment performance matching that of the Index.

Palmer Square CLO Debt ETF | Index-Related Conflicts of Interest Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Index-Related Conflicts of Interest Risk.    The Advisor sponsors and is responsible for constructing the Index. Because the Advisor serves as both the Fund’s investment advisor and the sponsor of the Index, potential conflicts of interest may arise in connection with the design, maintenance and administration of the Index, including changes to the Index methodology and the selection or removal of Index constituents.

Palmer Square CLO Debt ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Tracking Error Risk.    The Fund is subject to tracking error, which is the risk of divergence between the Fund’s performance and that of the Index. The Fund is subject to operating expenses and portfolio transaction costs not applicable to the Index and may incur costs to comply with legal and regulatory requirements not applicable to the Index including requirements to maintain pass-through tax treatment. Differences may also occur due to valuation differences, acceptance of custom baskets, corporate actions, timing of dividends and other operational differences. In addition, because of the practical difficulties and expense of purchasing all securities in the Index, the Fund does not purchase all securities in the Index and may hold securities that are not contained in the Index which may increase tracking error. The Fund may experience greater tracking error than ETFs that track other asset classes.

Palmer Square CLO Debt ETF | Sampling Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Sampling Risk.    The Fund’s use of a representative sampling methodology may result in it holding a smaller number of securities than the Index. As a result, any adverse developments with respect to an issuer of securities held by the Fund could result in a greater decline in net asset value than would be the case if the Fund held all the securities in the Index. The representative sampling methodology may result in greater tracking error than a fund that uses a replication strategy, which seeks to hold all securities in the Index.

Palmer Square CLO Debt ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Market Risk.    The market price of a security or other instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, such as changes in economic conditions, investor sentiment, market liquidity, interest rates, credit conditions, currency exchange rates or expectations regarding corporate earnings. The market value of a security or instrument also may decline because of factors affecting a particular issuer, industry or sector, including increased costs, competitive pressures, labor shortages, regulatory developments or reduced demand for goods and services. Market conditions may cause the value of the Fund’s investments to fluctuate significantly and may adversely affect the Fund’s performance. The increasing use of artificial intelligence and other emerging technologies may create competitive advantages for some issuers while adversely affecting others. Companies that are unable to adapt to technological change or successfully implement new technologies may experience reduced revenues, increased costs, operational disruptions or competitive disadvantages that could negatively affect the value of the Fund’s investments.

Palmer Square CLO Debt ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Liquidity Risk.    The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Palmer Square CLO Debt ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Valuation Risk.    The sales price the Fund could receive for any portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Advisor using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Advisor had not fair-valued the security or had used a different valuation methodology.

Palmer Square CLO Debt ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Credit Risk.    If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Palmer Square CLO Debt ETF | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Extension Risk.    If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Palmer Square CLO Debt ETF | High Yield (“Junk”) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        High Yield (“Junk”) Bond Risk.    High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Palmer Square CLO Debt ETF | Privately-Issued Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Privately-Issued Securities Risk.    CLOs are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held.

Palmer Square CLO Debt ETF | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Palmer Square CLO Debt ETF | Non-US Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Non-US Issuer Risk.    Securities of issuers domiciled outside the United States or with significant operations or revenues outside the United States, and securities tied economically to countries outside the United States may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically or due to changes in foreign currency exchange rates against the

U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States and may be subject to different accounting and regulatory standards.

Palmer Square CLO Debt ETF | Subordinated Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Subordinated Securities Risk.    The Fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade, or perceived decline in creditworthiness.

Palmer Square CLO Debt ETF | Reference Rate and Benchmark Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Reference Rate and Benchmark Risk.    The Fund may invest in securities that pay interest based on SOFR or other benchmark or reference rates. Changes in the availability, liquidity, methodology, administration or regulation of a reference rate may adversely affect the value, liquidity or return of the Fund’s investments. In addition, reference rates may not perform in the same manner as historical benchmark rates, including LIBOR, and may not accurately track broader market interest rates. Differences between reference rates and other market interest rates may result in basis risk and adversely affect the performance of the Fund’s investments.

Palmer Square CLO Debt ETF | CLO Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        CLO Manager Risk.    CLOs are managed by investment advisers independent of the Advisor. CLO managers are responsible for selecting, managing and replacing the underlying loans within a CLO. As such, each CLO is subject to the risk of poor selections by its CLO manager. Adverse security selection by a CLO manager may cause a CLO to experience difficulty in making its stipulated distribution payments to investors because of the poor performance of the underlying bank loans: (i) entering into bankruptcy proceedings; and/or (ii) are in default as to the repayment of their loan balances. Generally, CLO managers mitigate these risks by maintaining a pool of underlying bank loans in excess of the minimum necessary to finance a CLO’s stipulated distribution payments. In addition, CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.

Palmer Square CLO Debt ETF | Lower-Rated CLO Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Lower-Rated CLO Risk.    The Fund invests in CLO debt tranches originally rated A, BBB or BB, which are generally subordinated to more senior CLO debt tranches and therefore are subject to greater credit, liquidity, valuation and market risks. Lower-rated CLO tranches are more vulnerable to losses resulting from defaults, downgrades or other adverse developments affecting the underlying loan collateral. Deterioration in collateral performance, failure of CLO coverage tests, increased loan defaults, reduced recoveries or changes in market perceptions regarding credit quality may have a disproportionately adverse effect on lower-rated CLO tranches. In addition, lower-rated CLO tranches may experience greater price volatility, may be less liquid and may be more sensitive to economic downturns and adverse credit market conditions than higher-rated CLO tranches. CLO securities held by the Fund may also be downgraded by one or more rating agencies, which could adversely affect their market value, liquidity and the Fund’s performance.

Palmer Square CLO Debt ETF | Prepayment or Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Prepayment or Call Risk.    Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Palmer Square CLO Debt ETF | Market Events, Geopolitical Developments and Government Actions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Market Events, Geopolitical Developments and Government Actions Risk.    Market volatility may occur in response to economic, political, geopolitical and other events, including armed conflicts, sanctions, trade disputes, tariffs, cyberattacks, terrorist activities and disruptions to energy and commodity markets. Governmental and central bank responses to such events may not achieve their intended objectives and may have unintended consequences. These events and related policy actions may adversely affect financial markets and the value, liquidity and performance of the Fund’s investments.

Palmer Square CLO Debt ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Palmer Square CLO Debt ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Portfolio Turnover Risk.    Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Palmer Square CLO Debt ETF | Recently Organized Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Recently Organized Fund Risk.    The Fund is a recently organized, non-diversified management investment company with no operating history. As a result, prospective investors have no track record upon which to evaluate the Fund’s performance. The Fund may not be successful in implementing its investment strategy, achieving its investment objective or attracting and maintaining an economically viable level of assets.

Palmer Square CLO Debt ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Non-Diversification Risk.    The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Palmer Square CLO Debt ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Counterparty Risk.    Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in a significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Palmer Square CLO Debt ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Cash Transaction Risk.    The Fund intends to effect Creation Unit transactions primarily for cash, rather than in-kind securities, because of the nature of the Fund’s investments. Cash purchases may cause the Fund to incur portfolio transaction fees or charges or delays in investing the cash that it would otherwise not incur if a purchase was made on an in-kind basis. Because the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds and thereby may recognize a capital gain on such sales, Creation Unit redemption on a cash basis may be less tax efficient for the Fund compared to an in-kind redemption. In addition, Creation Unit redemptions for cash may cause the Fund to incur portfolio transaction fees or charges it would not otherwise incur with an in-kind redemption, to the extent such fees or charges are not offset by the redemption transaction fee paid by Authorized Participants (“APs”). Cash creations and redemptions may increase transaction costs borne by the Fund and may adversely affect the Fund’s performance. To the extent that these costs are borne by Authorized Participants or other market participants, they also may be reflected in the bid-ask spread for the Fund’s Shares.

Palmer Square CLO Debt ETF | Exchange Listing and Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Exchange Listing and Trading Risk.    Although Fund shares are listed for trading on the NYSE Arca Exchange (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.

Palmer Square CLO Debt ETF | Fluctuation of NAV and Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Fluctuation of NAV and Market Price Risk.    The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in shares of the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly, resulting in Fund shares trading at a substantial discount to NAV. Flash crashes may cause APs and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods, which may result in an increase in the variance between market prices of the Fund’s shares and the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing or fixing settlement times, bid-ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid-ask spreads and the resulting premium or discount to the Fund’s NAV when the Exchange re-opens. The Fund’s bid-ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities. As a result of these factors, shareholders could receive less than NAV or receive more than NAV when they sell shares and could pay more or less than NAV when they buy shares.

Palmer Square CLO Debt ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk.    The Fund may have a limited number of financial institutions that may act as APs. Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. In addition, there may be a limited number of market makers and/or liquidity providers. To the extent that (i) APs exit the business or are unable to process creation and/or redemption orders, and no other AP can step forward to create and redeem in either of these cases, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform those functions, shares may trade like closed-end fund shares at a premium or a discount to NAV and possibly face delisting.

Palmer Square Income Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing and you could lose money by investing in the Fund.
Palmer Square Income Plus Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Market Risk.    The market price of a security or other instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, such as changes in economic conditions, investor sentiment, market liquidity, interest rates, credit conditions, currency exchange rates or expectations regarding corporate earnings. The market value of a security or instrument also may decline because of factors affecting a particular issuer, industry or sector, including increased costs, competitive pressures, labor shortages, regulatory developments or reduced demand for goods and services. Market conditions may cause the value of the Fund’s investments to fluctuate significantly and may adversely affect the Fund’s performance. The increasing use of artificial intelligence and other emerging technologies may create competitive advantages for some issuers while adversely affecting others. Companies that are unable to adapt to technological change or successfully implement new technologies may experience reduced revenues, increased costs, operational disruptions or competitive disadvantages that could negatively affect the value of the Fund’s investments.

Palmer Square Income Plus Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Interest Rate Risk.    Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a fixed rate bond or loan, the more sensitive it is to this risk. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Falling interest rates also create the potential for a decline in the Fund’s income.

Palmer Square Income Plus Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Liquidity Risk.    The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Palmer Square Income Plus Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Valuation Risk.    The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Advisor using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Advisor had not fair-valued the security or had used a different valuation methodology.

Palmer Square Income Plus Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Fixed Income Securities Risk.    The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Palmer Square Income Plus Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Credit Risk.    If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Palmer Square Income Plus Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Extension Risk.    If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Palmer Square Income Plus Fund | High Yield (“Junk”) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        High Yield (“Junk”) Bond Risk.    High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Palmer Square Income Plus Fund | Bank Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Bank Loan Risk.    The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose the Fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. Bank loan trades may also be subject to settlement delays. In addition, bank loans may not be considered securities under U.S. federal securities laws and, as a result, investments in them may not have the protection of the anti-fraud provisions of the federal securities laws.

Palmer Square Income Plus Fund | Senior Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Senior Loan Risk.    The Fund may invest in floating or adjustable rate senior loans. These investments are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

Palmer Square Income Plus Fund | Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Collateralized Loan Obligations Risk.    The Fund is subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited.

Palmer Square Income Plus Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to prepayment risk and extension risk. If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Palmer Square Income Plus Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Derivatives Risk.    Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives trading is subject to additional risks, such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm. Moreover, although the value of a derivative instrument is based on an underlying reference asset, a derivative instrument typically does not carry the same rights as would be the case if the Fund invested directly in an underlying reference asset.

Palmer Square Income Plus Fund | Government-Sponsored Entities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Government-Sponsored Entities Risk.    The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Palmer Square Income Plus Fund | Subordinated Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Subordinated Securities Risk.    The Fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Palmer Square Income Plus Fund | Reference Rate and Benchmark Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Reference Rate and Benchmark Risk.    The Fund may invest in securities that pay interest based on SOFR or other benchmark or reference rates. Changes in the availability, liquidity, methodology, administration or regulation of a reference rate may adversely affect the value, liquidity or return of the Fund’s investments. In addition, reference rates may not perform in the same manner as historical benchmark rates, including LIBOR, and may not accurately track broader market interest rates. Differences between reference rates and other market interest rates may result in basis risk and adversely affect the performance of the Fund’s investments.

Palmer Square Income Plus Fund | Management and Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Management and Strategy Risk.    The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Palmer Square Income Plus Fund | Portfolio Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Portfolio Focus Risk.    To the extent a significant portion of the Fund’s assets is invested in a limited number of investment types, the Fund’s exposure to the risks associated with that investment type or types will be greater than if the Fund’s assets are diversified among many different investment types.

Palmer Square Income Plus Fund | Prepayment or Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Prepayment or Call Risk.    Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Palmer Square Income Plus Fund | Short Sales Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Short Sales Risk.    In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the Fund and may not adequately protect against losses in or may result in greater losses for the Fund’s portfolio.

Palmer Square Income Plus Fund | Market Events, Geopolitical Developments and Government Actions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Market Events, Geopolitical Developments and Government Actions Risk.    Market volatility may occur in response to economic, political, geopolitical and other events, including armed conflicts, sanctions, trade disputes, tariffs, cyberattacks, terrorist activities and disruptions to energy and commodity markets. Governmental and central bank responses to such events may not achieve their intended objectives and may have unintended consequences. These events and related policy actions may adversely affect financial markets and the value, liquidity and performance of the Fund’s investments.

Palmer Square Income Plus Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Palmer Square Income Plus Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Portfolio Turnover Risk.    Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Palmer Square Income Plus Fund | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Counterparty Risk.    Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in a significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

Palmer Square Ultra-Short Duration Investment Grade Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Risk is inherent in all investing and you could lose money by investing in the Fund.
Palmer Square Ultra-Short Duration Investment Grade Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Market Risk.    The market price of a security or other instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, such as changes in economic conditions, investor sentiment, market liquidity, interest rates, credit conditions, currency exchange rates or expectations regarding corporate earnings. The market value of a security or instrument also may decline because of factors affecting a particular issuer, industry or sector, including increased costs, competitive pressures, labor shortages, regulatory developments or reduced demand for goods and services. Market conditions may cause the value of the Fund’s investments to fluctuate significantly and may adversely affect the Fund’s performance. The increasing use of artificial intelligence and other emerging technologies may create competitive advantages for some issuers while adversely affecting others. Companies that are unable to adapt to technological change or successfully implement new technologies may experience reduced revenues, increased costs, operational disruptions or competitive disadvantages that could negatively affect the value of the Fund’s investments.

Palmer Square Ultra-Short Duration Investment Grade Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Interest Rate Risk.    Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a fixed rate bond or loan, the more sensitive it is to this risk. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times. Falling interest rates also create the potential for a decline in the Fund’s income.

Palmer Square Ultra-Short Duration Investment Grade Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Liquidity Risk.    The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Illiquid assets may also be difficult to value.

Palmer Square Ultra-Short Duration Investment Grade Fund | Risk of Large Shareholder Redemptions [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Risk of Large Shareholder Redemptions.    Certain entities, accounts or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. Redemptions by these entities, accounts or individuals of their holdings in the Fund may impact the Fund’s liquidity and net asset value per share (“NAV”). These redemptions may also force the Fund to sell securities, which may negatively impact the Fund’s brokerage and tax costs.

Palmer Square Ultra-Short Duration Investment Grade Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Valuation Risk.    The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued by the Advisor using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Advisor had not fair-valued the security or had used a different valuation methodology.

Palmer Square Ultra-Short Duration Investment Grade Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Fixed Income Securities Risk.    The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

Palmer Square Ultra-Short Duration Investment Grade Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Credit Risk.    If an issuer or guarantor of a debt security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of the Fund’s portfolio will typically decline.

Palmer Square Ultra-Short Duration Investment Grade Fund | Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Extension Risk.    If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Palmer Square Ultra-Short Duration Investment Grade Fund | Bank Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Bank Loan Risk.    The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest, which will expose the Fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the Fund may have difficulty selling them. Bank loan trades may also be subject to settlement delays. In addition, bank loans may not be considered securities under U.S. federal securities laws and, as a result, investments in them may not have the protection of the anti-fraud provisions of the federal securities laws.

Palmer Square Ultra-Short Duration Investment Grade Fund | Senior Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Senior Loan Risk.    The Fund may invest in floating or adjustable rate senior loans. These investments are subject to increased credit and liquidity risks. Senior loan prices also may be adversely affected by supply-demand imbalances caused by conditions in the senior loan market or related markets. Below investment grade senior loans, like high-yield debt securities or junk bonds, usually are more credit than interest rate sensitive, although the value of these instruments may be affected by interest rate swings in the overall fixed income market. Senior loans may be subject to structural subordination and, although the loans may be senior to equity and other debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.

Palmer Square Ultra-Short Duration Investment Grade Fund | Collateralized Loan Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

•        Collateralized Loan Obligations Risk.    The Fund is subject to asset manager, legal and regulatory, limited recourse, liquidity, redemption, and reinvestment risks as a result of the structure of CLOs in which the Fund may invest. A CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. Changes in the regulation of CLOs may adversely affect the value of the CLO investments held by the Fund and the ability of the Fund to execute its investment strategy. CLO debt is payable solely from the proceeds of the CLO’s underlying assets and, therefore, if the income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption and the timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest and the CLO manager’s opportunities to invest may be limited.

Palmer Square Ultra-Short Duration Investment Grade Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
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•        Mortgage-Backed and Asset-Backed Securities Risk.    Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to prepayment risk and extension risk. If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Palmer Square Ultra-Short Duration Investment Grade Fund | Government-Sponsored Entities Risk [Member]
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•        Government-Sponsored Entities Risk.    The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Palmer Square Ultra-Short Duration Investment Grade Fund | Subordinated Securities Risk [Member]
Prospectus [Line Items]
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•        Subordinated Securities Risk.    The Fund may invest in securities that are subordinated in right of payment to more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Palmer Square Ultra-Short Duration Investment Grade Fund | Reference Rate and Benchmark Risk [Member]
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•        Reference Rate and Benchmark Risk.    The Fund may invest in securities that pay interest based on SOFR or other benchmark or reference rates. Changes in the availability, liquidity, methodology, administration or regulation of a reference rate may adversely affect the value, liquidity or return of the Fund’s investments. In addition, reference rates may not perform in the same manner as historical benchmark rates, including LIBOR, and may not accurately track broader market interest rates. Differences between reference rates and other market interest rates may result in basis risk and adversely affect the performance of the Fund’s investments.

Palmer Square Ultra-Short Duration Investment Grade Fund | Management and Strategy Risk [Member]
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•        Management and Strategy Risk.    The value of your investment depends on the judgment of the Advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Palmer Square Ultra-Short Duration Investment Grade Fund | Portfolio Focus Risk [Member]
Prospectus [Line Items]
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•        Portfolio Focus Risk.    To the extent a significant portion of the Fund’s assets is invested in a limited number of investment types, the Fund’s exposure to the risks associated with that investment type or types will be greater than if the Fund’s assets are diversified among many different investment types.

Palmer Square Ultra-Short Duration Investment Grade Fund | Prepayment or Call Risk [Member]
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•        Prepayment or Call Risk.    Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The Fund may also lose any premium it paid on the security.

Palmer Square Ultra-Short Duration Investment Grade Fund | Market Events [Member]
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•        Market Events, Geopolitical Developments and Government Actions Risk.    Market volatility may occur in response to economic, political, geopolitical and other events, including armed conflicts, sanctions, trade disputes, tariffs, cyberattacks, terrorist activities and disruptions to energy and commodity markets. Governmental and central bank responses to such events may not achieve their intended objectives and may have unintended consequences. These events and related policy actions may adversely affect financial markets and the value, liquidity and performance of the Fund’s investments.

Palmer Square Ultra-Short Duration Investment Grade Fund | Cybersecurity Risk [Member]
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•        Cybersecurity Risk.    Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Palmer Square Ultra-Short Duration Investment Grade Fund | Portfolio Turnover Risk [Member]
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•        Portfolio Turnover Risk.    Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Palmer Square Ultra-Short Duration Investment Grade Fund | Counterparty Risk [Member]
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•        Counterparty Risk.    Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in a significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.